UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                2/13/2012
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            89
                                         ------------
Form 13F Information Table Value Total:       444,217
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ADAMS EXPRESS CO 	      COM	        006212104     132     13729   SH       SOLE     NONE      13729
AGIC EQUITY & CONV INCOME FD  COM		00119P102    4666    299102   SH       SOLE     NONE     299102
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   23183   2872728   SH       SOLE     NONE    2872728
ALPS ETF TR 	              ALERIAN MLP	00162Q866    6318    380144   SH       SOLE     NONE     380144
APOLLO SR FLOATING RATE FD    COM	        037636107    1610    100575   SH       SOLE     NONE     100575
BANK OF AMERICA CORP          COM	        060505104     101     18226   SH       SOLE     NONE      18226
BANKFINANCIAL CORP 	      COM	        06643P104      72     13000   SH       SOLE     NONE      13000
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     671      8800   SH       SOLE     NONE       8800
BLACKROCK CREDIT ALL INC TR   COM               092508100   20603   1695679   SH       SOLE     NONE    1695679
BLACKROCK CREDIT ALL INC TR   COM               09255H105    7309    743501   SH       SOLE     NONE     743501
BLACKROCK DEFINED OPPRTY CR   COM       	09255Q105    1238     99449   SH       SOLE     NONE      99449
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3419    277965   SH       SOLE     NONE     277965
BLACKROCK ENHANCED EQT DIV    COM	        09251A104      82     11635   SH       SOLE     NONE      11635
BLACKROCK INTL GRWTH & INC T  COM BENE INTER	092524107    1586    161850   SH       SOLE     NONE     161850
BLACKROCK RES & COMM STRAT T  SHS	        09257A108    8879    668629   SH       SOLE     NONE     668629
CALAMOS CONV & HIGH INCOME    COM SHS	        12811P108     804     69581   SH       SOLE     NONE      69581
CFS BANCORP INC 	      COM	        12525D102      65     15000   SH       SOLE     NONE      15000
CHEVRON CORP NEW              COM       	166764100     532      5000   SH       SOLE     NONE       5000
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1836    173692   SH       SOLE     NONE     173692
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     195     12327   SH       SOLE     NONE      12327
DWS HIGH INCOME OPPORT FD     COM NEW	        23339M204    4223    304691   SH       SOLE     NONE     304691
EATON VANCE ENHAN EQTY INCOME COM	        278274105     242     23740   SH       SOLE     NONE      23740
EATON VANCE FLTING RATE INC   COM	        278279104    1085     76263   SH       SOLE     NONE      76263
EATON VANCE LTD DUR INCOME    COM	        27828H105    6621    434718   SH       SOLE     NONE     434718
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   21596   2066638   SH       SOLE     NONE    2066638
EATON VANCE SH TM DR DIVR     COM	        27828V104    3347    206635   SH       SOLE     NONE     206635
EATON VANCE SR INCOME TR      SH BEN INT	27826S103    4059    621534   SH       SOLE     NONE     621534
EATON VANCE TAX MNG GBL DV    COM	        27829F108   14249   1727150   SH       SOLE     NONE    1727150
EATON VANCE TAX MNGED BUY WR  COM	        27828X100    1520    118413   SH       SOLE     NONE     118413
EATON VANCE TX MGD DIV EQ     COM	        27828N102   11110   1252497   SH       SOLE     NONE    1252497
EATON VANCE TX MNG BY WRT OP  COM	        27828Y108    8261    704842   SH       SOLE     NONE     704842
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     392     38173   SH       SOLE     NONE      38173
ELLSWORTH FUND LTD	      COM               289074106    5164    782380   SH       SOLE     NONE     782380
GDL FUND 	              COM SH BEN IT	361570104    2097    177691   SH       SOLE     NONE     177691
GUGGENHEIM ENHANCED EQUITY    COM	        40167K100    3250    202729   SH       SOLE     NONE     202729
GULF RESOURCES INC 	      COM PAR $0.0005	40251W309      28     15500   SH       SOLE     NONE      15500
ING GLOBAL EQ DIV&PREM OPTY   COM		45684E107     199     23000   SH       SOLE     NONE      23000
INTEL CORP 	              COM	        458140100     327     13500   SH       SOLE     NONE      13500
INTERVEST BANCSHARES CORP     CL A	        460927106      49     18600   SH       SOLE     NONE      18600
ISHARES TR       	      BARCLYS USAGG B   464287226     657      5961   SH       SOLE     NONE       5961
ISHARES INC 	              MSCI JAPAN	464286848     184     20225   SH       SOLE     NONE      20225
ISHARES TR 	              S&P 100 IDX FD	464287101   16283    285515   SH       SOLE     NONE     285515
KAYNE ANDERSON MIDSTRM ENGY   COM       	48661E108     297     11900   SH       SOLE     NONE      11900
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   19786   4688730   SH       SOLE     NONE    4688730
LIBERTY ALL-STAR GROWTH FD    COM	        529900102    6106   1602615   SH       SOLE     NONE    1602615
LMP CAP & INCOME FD INC       COM               50208A102   13620   1101948   SH       SOLE     NONE    1101948
LOEWS CORP	              COM	        540424108     648     17200   SH       SOLE     NONE      17200
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101     473     27841   SH       SOLE     NONE      27841
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    5925    115198   SH       SOLE     NONE     115198
MCDONALDS CORP	              COM	        580135101     201      2000   SH       SOLE     NONE       2000
MERCK & CO INC NEW 	      COM	        58933Y105     236      6260   SH       SOLE     NONE       6260
MFA FINANCIAL INC 	      COM	        55272X102     108     16000   SH       SOLE     NONE      16000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1744    190621   SH       SOLE     NONE     190621
MFS MULTIMARKET INCOME TRUST  SH BEN INT	552737108    7021   1044744   SH       SOLE     NONE    1044744
MICROSOFT CORP		      COM	        594918104     383     14750   SH       SOLE     NONE      14750
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     497     37947   SH       SOLE     NONE      37947
NEW GERMANY FD INC	      COM	        644465106     212     17304   SH       SOLE     NONE      17304
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109     838     52317   SH       SOLE     NONE      52317
NUVEEN EQTY PRM OPPORTUNITY   COM	        6706EM102    5972    522970   SH       SOLE     NONE     522970
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100    2059    170568   SH       SOLE     NONE     170568
NUVEEN EQUITY PREM ADV FD     COM	        6706ET107     965     84202   SH       SOLE     NONE      84202
NUVEEN EQUITY PREM INCOME FD  COM	        6706ER101    4354    389435   SH       SOLE     NONE     389435
NUVEEN MTG OPPTY TERM FD 2    COM	        67074R100     272     13320   SH       SOLE     NONE      13320
NUVEEN MULT STRAT INCM GR FD  COM SHS	        67073D102   11478   1425805   SH       SOLE     NONE    1425805
OMNIAMERICAN BANCORP INC      COM	        68216R107     621     39565   SH       SOLE     NONE      39565
PFIZER INC	              COM	        717081103     287     13258   SH       SOLE     NONE      13258
PHOENIX COS INC NEW	      COM	        71902E109      29     17000   SH       SOLE     NONE      17000
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769    5500    230975   SH       SOLE     NONE     230975
PROSHARES TR 	              PSHS ULSHT SP500	74347R883    3935    203991   SH       SOLE     NONE     203991
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103    4878    397542   SH       SOLE     NONE     397542
REDWOOD TRUST INC	      COM       	758075402     117     11501   SH       SOLE     NONE      11501
ROYCE VALUE TR INC	      COM	        780910105   20262   1651373   SH       SOLE     NONE    1651373
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506    9069    131182   SH       SOLE     NONE     131182
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    6122    240541   SH       SOLE     NONE     240541
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886    7494    208277   SH       SOLE     NONE     208277
SPDR SERIES TRUST	      BRCLYS YLD ETF	78464A417    6807    177035   SH       SOLE     NONE     177035
SPDR SERIES TRUST 	      BRCLYS 1-3MT ETF	78464A680    6046    131915   SH       SOLE     NONE     131915
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   17014   1173399   SH       SOLE     NONE    1173399
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    9633    526971   SH       SOLE     NONE     526971
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101    5574    343668   SH       SOLE     NONE     343668
TCW STRATEGIC INCOME FUND     COM	        872340104    8128   1675961   SH       SOLE     NONE    1675961
TRI CONTL CORP 	              COM	        895436103   18701   1314226   SH       SOLE     NONE    1314226
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108   13655   1167110   SH       SOLE     NONE    1167110
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   16443    196823   SH       SOLE     NONE     196823
VANGUARD SCOTTSDALE FDS	      INT-TERM CORP	92206C870     906     11000   SH       SOLE     NONE      11000
VANGUARD WORLD FDS	      ENERGY ETF	92204A306     208      2064   SH       SOLE     NONE       2064
ZBB ENERGY CORPORATION        COM               98876R204	7     10000   SH       SOLE     NONE      10000
ZWEIG FD 	              COM	        989834106   10726   3698715   SH       SOLE     NONE    3698715
ZWEIG TOTAL RETURN FD INC     COM	        989837109     618    203882   SH       SOLE     NONE     203882